CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Authorized	1,250,000,000	1,250,000,000
Common Stock, Issued	923,029,038	865,564,371
Common Stock, Outstanding	923,029,038	865,564,371
Series A Preferred Stock
Mezzanine Stock, Authorized	1,000,000	1,000,000
Mezzanine Stock, Issued	1,000,000	1,000,000
Mezzanine Stock, Outstanding	1,000,000	1,000,000
Series B Preferred Stock
Mezzanine Stock, Authorized	3,000,000	3,000,000
Mezzanine Stock, Issued	2,588,693	2,588,693
Mezzanine Stock, Outstanding	2,588,693	2,588,693
Series C Preferred Stock
Mezzanine Stock, Authorized	3,000,000	3,000,000
Mezzanine Stock, Issued	0	0
Mezzanine Stock, Outstanding	0	0
Series E Preferred Stock [Member]
Common Stock, Par Value	$ 0.001
Mezzanine Stock, Authorized	10,000,000	10,000,000
Mezzanine Stock, Issued	0	0
Mezzanine Stock, Outstanding	0	0
Series D Preferred Stock
Mezzanine Stock, Authorized	10,000,000	10,000,000
Mezzanine Stock, Issued	46,649	0
Mezzanine Stock, Outstanding	46,649	0